Leases	12 Months Ended
Mar. 31, 2013
Leases
24.	Leases

As Lessee:

The Company has leased buildings, satellite channels, office equipment, computer equipment, certain circuit capacities, Customer premise equipment (CPE) sites, Automated teller machine (ATM) and ATM related equipments under operating lease arrangements. Operating lease rent expense was Rs.  8,953 million, Rs.  14,393 million and Rs.  15,264 million (US$ 280 million) in fiscals 2011, 2012 and 2013 respectively. Operating lease rentals includes, Rs.  6,804 million, Rs.  7,358 million and Rs.  8,269 million (US$ 152 million) in fiscals 2011, 2012 and 2013 respectively, under capacity purchase agreements on specified cables for a stated period of time.

The future minimum non-cancelable lease rental payments are as follows:

Years ending March 31,	(In millions)
2014	Rs.	5,135	US$	94
2015		4,272		78
2016		3,776		69
2017		2,977		55
2018		2,280		42
Thereafter		6,763		124

Total minimum lease commitments	Rs.	25,203	US$	462

The minimum future lease payments have not been reduced by minimum operating sublease rentals of Rs.  333 million due in the future under non-cancellable subleases for certain buildings which extend until December, 2020. Rs.  87 million, Rs.  46 million and Rs.  33 million (US$ 1 million) in fiscal 2011, 2012 and 2013 respectively was recognized as sublease rental income.

As Lessor:

IRUs with costs of Rs.  505 million and accumulated depreciation of Rs.  284 million have been leased under operating lease arrangements. Depreciation expense of Rs.  34 million (US$ 1 million) in respect of these assets has been recognized in the fiscal 2011, 2012 and 2013.

Cost and accumulated depreciation of IRUs in which only a portion of capacity has been leased under operating lease arrangements are not readily determinable as these are not allocable to the leased capacity. Lease rental income related to IRUs was Rs.  147 million, Rs.  317 million and Rs.  418 million (US$ 8 million) in fiscals 2011, 2012 and 2013 respectively.

Future non-cancelable lease rent payments to be received are as follows:

Years ending March 31,	(In millions)
2014	Rs.	409	US$	7
2015		358		6
2016		359		7
2017		358		7
2018		358		7
Thereafter		1,978		36
Total minimum lease receipts	Rs.	3,820	US$	70